Note 18 - Financial Instruments	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
Financial Instruments Disclosure [Text Block]
18.
       Financial Instruments

The principal financial assets of the Company consist of cash and cash equivalents, restricted cash, trade accounts receivable and other receivables. The principal financial liabilities of the Company consist of long-term bank loans, derivatives including interest rate swaps, trade accounts payable accrued expenses and due to related companies.

Interest rate risk

The Company enters into interest rate swap contracts as economic hedges to manage some of its exposure to variability in its floating rate long term debt. Under the terms of the interest rate swaps the Company and the bank agreed to exchange, at specified intervals the difference between a paying fixed rate and receiving floating rate interest amount calculated by reference to the agreed principal amounts and maturities. Interest rate swaps allow the Company to convert long-term borrowings issued at floating rates into equivalent fixed rates. Even though the interest rate swaps were entered into for economic hedging purposes, as noted in Note
15
they do
not
qualify for hedge accounting, under the guidance relating to
Derivatives and Hedging
, as the Company does
not
have currently written contemporaneous documentation identifying the risk being hedged and, both on a prospective and retrospective basis, performing an effectiveness test to support that the hedging relationship is highly effective. Consequently, the Company recognizes the change in fair value of these derivatives in the “(Loss)/ gain on derivatives, net” in the “Consolidated statements of operations.” As of
December 31, 2017,
the Company had
two
open swap contracts for a notional amount of
$15.0
million.

Concentration of credit risk

Financial instruments, which potentially subject the Company to significant concentration of credit risk consist primarily of cash and trade accounts receivable. The Company places its temporary cash investments, consisting mostly of deposits, with high credit qualified financial institutions. The Company performs periodic evaluation of the relative credit standing of these financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with trade accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not
require collateral for its trade accounts receivable.

Fair value of financial instruments

The Company follows guidance relating to “Fair value measurements”, which establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosure about fair value measurements.  This statement enables the reader of the financial statements to assess the inputs used to develop those measurements by establishing a hierarchy for ranking the quality and reliability of the information used to determine fair values. The statement requires that assets and liabilities carried at fair value will be classified and disclosed in one
of the following
three
categories:

Level
1:
Quoted market prices in active markets for identical assets or liabilities;
Level
2:
Observable market based inputs or unobservable inputs that are corroborated by market data;
Level
3:
Unobservable inputs that are
not
corroborated by market data.

The fair value of the Company’s investments in FFA contracts are determined based on quoted prices in active markets and therefore are considered Level
1
of the fair value hierarchy as defined in guidance relating to "Fair value measurements".

The fair value of the Company’s interest rate swap agreements is determined using a discounted cash flow approach based on market-based LIBOR swap rates.  LIBOR swap rates are observable at commonly quoted intervals for the full terms of the swaps and therefore are considered Level
2
items. The fair values of the interest rate swap determined through Level
2
of the fair value hierarchy as defined in guidance relating to "Fair value measurements" are derived principally from or corroborated by observable market data. Inputs include quoted prices for similar assets, liabilities (risk adjusted) and market-corroborated inputs, such as market comparables, interest rates, yield curves and other items that allow value to be determined.

Recurring Fair Value Measurements

	Fair Value Measurement as of December 31, 2017
	Total	(Level 1)	(Level 2)	(Level 3)

Liabilities
Interest rate swap contracts, current portion	$177,998	-	$177,998	-
Interest rate swap contracts,current and long-term portion	$16,631	-	$16,631	-

	Fair Value Measurement as of December 31, 2016
	Total,	(Level 1)	(Level 2)	(Level 3)

Liabilities

Interest rate swap contracts, long-term portion	$240,181	-	$240,181	-

Asset Measured at Fair Value on a Non-recurring Basis

Vessels Held for Sale (see Note
5
) are measured at fair value less estimated costs to sell. The fair value is based, for M/V “Eleni P” on the price agreed by the Company to sell the vessel to unrelated parties in a transaction that was concluded in
January 2017,
for M/V “Aggeliki P” on the scrap price per ton as quoted by industry sources in
October 2017
with the vessel sold in
December 2017,
and for M/V “Monica P” on market price estimates for sale to unrelated parties provided by Eurochart and third
party brokers also in
October 2017,
respectively and are considered good estimates of the fair value of the vessels as of
December 31, 2016
and
2017,
respectively.

On
December 20, 2016,
the Company agreed to sell for scrap M/V "Eleni P” with a carrying amount of
$8.74
million, which was classified as vessel held for sale and written down to its fair value of
$2.95
million, less estimated costs to sell of
$0.13
million resulting in a loss of
$5.92
million (Note
5
), which was included in the accompanying consolidated statements of operations under “Loss on write down of vessel held for sale”. The fair value of M/V “Monica P” is considered Level
2.

On
June 15, 2017,
the Company has also entered into a profit sharing agreement with Credit Agricole whereby it will share with the bank
35%
of the excess of the fair market value of M/V “EM Astoria” over the outstanding loan when the vessel is sold or when the loan matures. As a result of the lender's entitlement to participate in the appreciation of the market value of the mortgaged vessel, the Company has recognized a participation liability of amount
$1,297,100,
presented in "Vessel profit participation liability" in the accompanying “Consolidated balance sheets” as of
December 31, 2017,
with a corresponding debit to a debt discount account, presented contra to the loan balance. The fair value of this participation agreement is considered Level
2,
as it directly depends on the fair value or expected fair value of M/V “EM Astoria”.

As of
September 30, 2017
the vessel M/V “Monica P” with a carrying amount of
$8.23
million, was classified as vessel held for sale and written down to its fair value of
$5.0
million, less estimated costs to sell of
$0.10
million, resulting in a loss of
$3.33
million (Note
5
), which was included in the accompanying consolidated statements of operations under “Loss on write down of vessel held for sale”. The fair value of M/V “Monica P” is considered Level
2.

As of
September 30, 2017
the vessel M/V “Aggeliki P” with a carrying amount of
$5.39
million, was classified as vessel held for sale and written down to its fair value of
$4.3
million, less estimated costs to sell of
$0.17
million, resulting in a loss of
$1.26
million (Note
5
), which was included in the accompanying consolidated statements of operations under “Loss on write down of vessels held for sale”. The fair value of M/V “Aggeliki P” is considered Level
2.

During the
second
quarter of
2016
and in
December 2016,
the Company concluded that its equity investment in Euromar shown under “Investment in joint venture” was impaired and wrote it down to its estimated fair value. The impairment was due both to changes in the terms of its investment during the period as well as continuing less favorable market developments. The change in the terms of the Company’s investment resulted from the conclusion of loan restructuring agreements between Euromar and its lenders that provided the latter with increased payments before any capital is returned to Euromar’s partners, which include the Company, and, in addition, participation of the lenders in the profits of and any distributions made by Euromar. The fair value of the Company’s “Investment in joint venture” is considered a Level
3
item (see Note
16
– “Investment in Joint Venture and Other Investment”).

The key input that determines the fair value of the Company’s “Investment in joint venture” is the cost of capital for investments in containership vessels which is not
observable and hence is considered a level
3
item. The Company estimated the cost of capital in the range of
9
-
10%
p.a. based on its return threshold in considering investments in containerships which, in turn take into consideration the historical returns and volatility of such investments. Additional inputs required include earnings and operating cost assumptions for each vessel as well other expenses and liabilities of Euromar. As of
December 31, 2016,
the Company used the Discounted Cash Flow technique and a cost of capital of
9.5%
p.a. to calculate the fair value of its equity investment in Euromar.

Furthermore, as a result of the same analysis described above, the Company determined that the fair value of its “Other investment”, which consists of preferred units in Euromar was also impaired and recognized a
$4,421,452
impairment as of
December 31, 2016,
which is shown under “Impairment in other investment”. The key input that determined the fair value of the Company’s “Other investment” was the required rate of return of
19%
p.a. for preferred equity investments in investment opportunities of similar risk which was not
observable and hence is considered a Level
3
item. The Company considered the initial dividend rate of
19%
p.a. as the appropriate rate for its fair value calculation and monitored market conditions for similar investment and other possible developments specific to its investment that might provide indications for changes in the required rate of return it used in its fair value measurement. As of
December 31, 2016,
the Company did
not
identify indications that would require changes in the required rate of return. The fair value of the Company’s other investment is calculated using the discounted cash flow technique.

Nonrecurring Fair Value Measurements at Reporting Date

		December 31, 2016					December 31, 2017
	Fair Value	Level 1	Level 2	Level 3	Loss 2016	Fair Value	Level 1	Level 2	Level 3	Loss 2017
Vessels held for sale	$2,946,923	-	$2,946,923	-	$5,924,668	$5,000,000	-	$5,000,000	-	$4,595,819
Other investment	$4,000,000	-	-	$4,000,000	$4,421,452	-	-	-	-	-
Investment in joint venture	0	-	-	0	$14,071,075	-	-	-	-	-
Vessel profit participating liability	-	-	-	-	-	1,297,100	-	1,297,000

The estimated fair values of the Company’s financial instruments such as cash and cash equivalents and restricted cash approximate their individual carrying amounts as of
December 31, 2016
and
2017,
due to their short-term maturity. Cash and cash equivalents and restricted cash are considered Level
1
items as they represent liquid assets with short-term maturities. The fair value of the Company’s total borrowings approximates
$73.7
million as of
December 31, 2017
or
$0.7
million less than its carrying value of
$74.4
million. The fair value of the long term borrowings are estimated based on current interest rates offered to the Company for similar loans. LIBOR rates are observable at commonly quoted intervals for the full terms of the loans and hence fair value of the long-term bank loans are considered Level
2
items in accordance with the fair value hierarchy due to their variable interest rate, being the LIBOR.

For the year ended
December 31, 2016,
the fair value of the Company’s “Other investment” was impaired by
$4.4
million and presented in the “Consolidated balance sheets” with a value of
$4.0
million which represents actual cash existing in an escrow account. The Company stopped recognizing income from “Other investment” in the three
-month period ended
December 31, 2016.
The amount of
$4.0
million of the escrowed funds, were actually returned to Euroseas in
September 2017.